WARRANTS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Class of Warrant or Right [Line Items]
Summary of Outstanding Warrants

The following table provides a summary of the number of the Company's outstanding warrants:

	March 31, 2025	December 31, 2024
Liability classified warrants:
Junior Note Warrants	859,315	859,315
Public Warrants	417,770	417,770
Total liability-classified warrants outstanding	1,277,085	1,277,085

Equity classified warrants:
June 2023 Senior Note Warrants	335,210	335,210
Pre-Funded Warrants	—	837,116
August 2024 Warrants Issued with Junior Notes	19,892	19,892
Total equity-classified warrants outstanding	355,102	1,192,218

The following table provides a summary of the number of the Company's outstanding warrants:

	Year Ended December 31,
	2024	2023
Liability classified warrants:
Junior Note Warrants	859,315	550,000
Public Warrants	417,770	417,770
Total liability-classified warrants outstanding	1,277,085	967,770

Equity classified warrants:
June 2023 Senior Note Warrants	335,210	335,210
Pre-Funded Warrants	837,116	—
August 2024 Warrants Issued with Junior Notes	19,892	—
Total equity-classified warrants outstanding	1,192,218	335,210

Junior Note Warrants
Class of Warrant or Right [Line Items]
Schedule of Aggregate Fair value of Warrants	The significant inputs to the calculation of the fair value of the Junior Note Warrant liability were as follows:

	Three Months Ended March 31,
	2025	2024
Junior Note Warrants:
Stock price	$0.19	$0.14
Expected term (in years)	3.7 - 4.4	4.7
Expected volatility	62.4% - 65.2%	69.8%
Risk-free interest rate	3.9%	4.2%
Expected dividend yield	0.0%	0.0%

The aggregate fair value of the Junior Note Warrants was estimated using a Monte Carlo simulation based approach, a Level 3 valuation. The significant inputs to the calculation of the fair value of the Junior Note Warrant liability were as follows:

	Year Ended December 31,
	2024	2023
Common Stock Warrants:
Stock price	$0.03 - 0.67	$0.15 - 0.18
Expected term (in years)	3.9 - 4.9	4.9 - 5.0
Expected volatility	58.9% - 79.6%	66.3%
Risk-free interest rate	3.6% - 4.3%	3.8% - 4.1%
Expected dividend yield	0.0%	0.0%

Common Stock Warrant [Member] | Senior Note Warrants
Class of Warrant or Right [Line Items]
Schedule of Aggregate Fair value of Warrants	The aggregate fair value of the Senior Note Warrants of $3,401,366 was estimated using the Black-Scholes option-pricing model with the following assumptions:

Upon Issuance
Common Stock Warrants:
Expected term (in years)	5.0
Expected volatility	47.9%
Risk-free interest rate	4.0%
Expected dividend yield	0.0%
The aggregate fair value of the Senior Note Warrants of $3,401,366 was estimated using the Black-Scholes option-pricing model with the following assumptions:

Upon Issuance
Common Stock Warrants:
Expected term (in years)	5.0
Expected volatility	47.9%
Risk-free interest rate	4.0%
Expected dividend yield	0.0%